INCOME TAX - Tax Loss Carryforward (Details) - Dec. 31, 2020 € in Millions, $ in Millions, $ in Millions	USD ($)	CAD ($)	EUR (€)
General Business Tax Credit Carryforward | Internal Revenue Service (IRS) 1 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 266
General Business Tax Credit Carryforward | Belgium – trading loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards | €			€ 28
Capital Loss Carryforward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards		$ 150